Consolidated statement of income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Consolidated statement of income
Sales of services	$ 785,561	$ 650,752	$ 520,548
Operating expenses
Cost of services (exclusive of depreciation and amortization)	474,980	379,331	293,960
Selling, general and administrative expenses	213,723	171,707	128,952
Depreciation and amortization	34,847	23,814	16,834
(Income) loss from revaluation of contingent liability (Note 9)	(10,031)	(2,511)	1,166
Impairment loss (Note 7)	5,287	0	0
Operating income	66,755	78,411	79,636
Other income and expenses
Interest income (expense), net	(81)	121	(543)
Other gain, net (Note 11)	5,119	3,947	1,430
Gain from foreign currency exchange contracts (Note 10)	1,314	261	1,321
Net foreign exchange loss	(2,604)	(381)	(8,867)
Income before income taxes	70,503	82,359	72,977
Income tax expense (Note 15)	(7,865)	(12,108)	(9,828)
Net income	62,638	70,251	63,149
Net income attributable to the Group	$ 62,638	$ 70,251	$ 63,149
Basic EPS per Class A and Class B ordinary share (Note 19)
Net income attributable to the Group per ordinary share (in dollars per share)	$ 1.88	$ 2.13	$ 1.93
Weighted average ordinary shares outstanding (in shares)	33,280,771	32,949,807	32,790,711
Diluted EPS per Class A and Class B ordinary share (Note 19)
Diluted net income attributable to the Group per ordinary share (in dollars per share)	$ 1.84	$ 2.06	$ 1.91
Diluted weighted average ordinary shares outstanding	34,000,674	34,088,214	33,111,753